UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21328

SMA Relationship Trust

(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-1295

(Address of principal executive offices) (Zip code)

Joseph J. Allessie, Esq.
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, NY 10019
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-821-3000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments

UBS SMA Relationship Trust — Series A

Industry diversification (unaudited)[1]
As a percentage of net assets as of September 30, 2012
Investment company
UBS Global Corporate Bond Relationship Fund	66.94%
Short-term investment	27.93
Options purchased	1.55
Total investments	96.42%
Cash and other assets, less liabilities	3.58
Net assets	100.00%

1 Figures represent the direct investments of UBS SMA Relationship Trust — Series A Fund. Figures would be different if a breakdown of the underlying affiliated investment company and derivatives exposure was included.

UBS SMA Relationship Trust — Series A
Portfolio of investments — September 30, 2012 (unaudited)

Security description	Shares	Value
Investment company — 66.94%
UBS Global Corporate Bond
Relationship Fund*1
(cost $17,370,536)	1,499,013	$18,478,029
Short-term investment — 27.93%
Investment company – 27.93%
UBS Cash Management Prime
Relationship Fund[1]
(cost $7,711,320)	7,711,320	7,711,320

	Number of contracts
Options purchased* — 1.55%
Call options — 1.55%
DAX Index
strike @ USD 7,600.00,
expires December 2012	119	78,449
EURO STOXX 50 Index
strike @ USD 2,500.00,
expires December 2012	90	91,367
EURO STOXX 50 Index
strike @ USD 2,700.00,
expires March 2013	84	49,978
FTSE 100 Index
strike @ USD 6,000.00,
expires December 2012	59	44,778
NIKKEI 225 Index
strike @ USD 9,500.00,
expires December 2012	24	21,527
S&P 500 Index
strike @ USD 1,425.00,
expires December 2012	19	87,400
S&P 500 Index
strike @ USD 1,500.00,
expires March 2013	19	54,340
Total options purchased
(cost $582,673)		427,839
Total investments — 96.42%
(cost $25,664,529)		26,617,188
Cash and other assets, less liabilities — 3.58%		987,547
Net assets — 100.00%		$27,604,735

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,109,915
Gross unrealized depreciation	(157,256)
Net unrealized appreciation of investments	$952,659

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS SMA Relationship Trust — Series A
Portfolio of investments — September 30, 2012 (unaudited)

Forward foreign currency contracts

Counterparty		Contracts to deliver	In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	ZAR	4,671,811	USD	550,000	12/10/12	$(5,818)
JPMCB	AUD	530,000	USD	557,722	12/10/12	11,275
JPMCB	AUD	2,885,000	USD	2,931,099	12/10/12	(43,426)
JPMCB	CHF	520,080	EUR	430,000	12/10/12	(710)
JPMCB	CZK	11,140,000	USD	562,230	12/10/12	(7,295)
JPMCB	EUR	160,000	USD	210,395	12/10/12	4,634
JPMCB	EUR	290,000	USD	364,923	12/10/12	(8,020)
JPMCB	GBP	516,806	EUR	645,000	12/10/12	(4,893)
JPMCB	GBP	100,000	USD	158,875	12/10/12	(2,572)
JPMCB	HUF	10,450,000	USD	45,417	12/10/12	(1,255)
JPMCB	JPY	24,300,000	USD	310,316	12/10/12	(1,265)
JPMCB	MXN	7,132,222	USD	555,000	12/10/12	4,766
JPMCB	NZD	2,785,000	USD	2,209,658	12/10/12	(87,776)
JPMCB	SEK	1,832,388	EUR	215,000	12/10/12	(1,877)
JPMCB	TRY	985,000	USD	533,324	12/10/12	(9,449)
JPMCB	USD	520,371	AUD	515,000	12/10/12	10,610
JPMCB	USD	289,139	EUR	225,000	12/10/12	213
JPMCB	USD	540,387	ILS	2,180,000	12/10/12	14,289
JPMCB	USD	1,086,646	INR	61,188,500	12/10/12	57,954
JPMCB	USD	140,236	JPY	10,900,000	12/10/12	(473)
JPMCB	USD	579,137	KRW	659,000,000	12/10/12	11,725
JPMCB	USD	1,610,953	MXN	21,480,000	12/10/12	46,179
JPMCB	USD	744,460	MYR	2,328,000	12/10/12	13,321
JPMCB	USD	542,096	PHP	22,800,000	12/10/12	3,610
JPMCB	USD	515,658	PLN	1,740,000	12/10/12	23,005
JPMCB	USD	518,155	ZAR	4,420,000	12/10/12	7,705
Net unrealized appreciation on forward foreign currency contracts						$34,457

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures sell contracts:
10 Year US Treasury Notes, 20 contracts (USD)	December 2012	$(2,648,163)	$(2,669,688)	$(21,525)
Index futures buy contracts:
NIKKEI 225 Index, 5 contracts (JPY)	December 2012	562,217	568,939	6,722
SPI 200 Index, 6 contracts (AUD)	December 2012	685,394	682,128	(3,266)
Index futures sell contracts:
MSCI Taiwan Index, 39 contracts (USD)	October 2012	(1,080,113)	(1,074,060)	6,053
Interest rate futures buy contracts:
Euro-BTP, 15 contracts (EUR)	December 2012	2,057,596	2,031,664	(25,932)
Net unrealized depreciation on futures contracts				$(37,948)

Swap Agreements

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[2]	Payments received by the Fund[2]	Upfront payments made	Value	Unrealized appreciation/ (depreciation)
DB	PLN	20,050,000	05/21/14	6 months WIBOR	4.940%	$-	$56,069	$56,069
DB	PLN	4,005,000	05/21/22	4.880%	6 months WIBOR	-	(51,254)	(51,254)
						$-	$4,815	$4,815

Credit default swaps on credit indices — sell protection [3]

Counterparty	Referenced Index[4]	Notional amount		Termination date	Payments received by the Fund[2]	Upfront payments made	Value	Unrealized appreciation	Credit spread[5]
GSI	CDX.NA.HY.Series 16 Index	USD	3,500,000	06/20/16	5.000%	$(92,847)	$124,625	$31,778	3.937%

UBS SMA Relationship Trust — Series A
Portfolio of investments — September 30, 2012 (unaudited)

Options written

	Expiration date	Premiums received	Value
Call options
EURO STOXX 50 Index, 90 contracts, strike @ EUR 2,650.00	December 2012	$49,862	$(30,995)
S&P 500 Index, 19 contracts, strike @ USD 1,500.00	December 2012	28,452	(22,800)
Total options written		$78,314	$(53,795)

Written option activity for the period ended September 30, 2012 was as follows:

	Number of contracts	Premiums
Options outstanding at December 31, 2011	-	$-
Options written	419	291,844
Options terminated in closing purchase transactions	(310)	(213,530)
Options expired prior to exercise	-	-
Options outstanding at September 30, 2012	109	$78,314

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investment company	$–	$18,478,029	$–	$18,478,029
Short-term investment	–	7,711,320	–	7,711,320
Options purchased	427,839	–	–	427,839
Forward foreign currency contracts, net	–	34,457	–	34,457
Futures contracts, net	(37,948)	–	–	(37,948)
Swap agreements, net	–	129,440	–	129,440
Options written	–	(53,795)	–	(53,795)
Total	$389,891	$26,299,451	$–	$26,689,342

Portfolio footnotes

*	Non-income producing security.
[1]	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 12/31/11	Purchases during the nine months ended 09/30/12	Sales during the nine months ended 09/30/12	Net realized gain during the nine months ended 09/30/12	Change in net unrealized appreciation/ (depreciation) during the nine months ended 09/30/12	Value 09/30/12	Net income earned from affiliate for the nine months ended 09/30/12
UBS Cash Management Prime Relationship Fund	$1,760,568	$23,806,195	$17,855,443	$-	$-	$7,711,320	$8,736
UBS Global Corporate Bond Relationship Fund	26,079,245	8,300,000	17,600,000	749,422	949,362	18,478,029	-
	$27,839,813	$32,106,195	$35,455,443	$749,422	$949,362	$26,189,349	$8,736

[2]	Payments made or received are based on the notional amount.
[3]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
[4]	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
[5]	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

SMA Relationship Trust — Series G

Industry diversification (unaudited)[1] As a percentage of net assets as of September 30, 2012
Common stocks
Aerospace & defense	0.66%
Airlines	1.23
Auto components	0.46
Automobiles	2.68
Beverages	2.85
Capital markets	2.21
Chemicals	4.28
Commercial banks	10.49
Commercial services & supplies	1.13
Computers & peripherals	1.95
Consumer finance	0.98
Diversified financial services	2.99
Diversified telecommunication services	1.24
Electric utilities	0.45
Electronic equipment, instruments & components	0.68
Energy equipment & services	4.16
Food & staples retailing	1.64
Food products	4.56
Health care equipment & supplies	0.76
Health care providers & services	0.59
Hotels, restaurants & leisure	1.79
Household durables	1.25
Household products	0.81
Industrial conglomerates	1.24
Insurance	0.88
Internet & catalog retail	2.04
Internet software & services	1.82
Life sciences tools & services	1.85
Machinery	3.53
Media	1.86
Metals & mining	3.46
Multiline retail	1.90
Office electronics	0.52
Oil, gas & consumable fuels	6.87
Pharmaceuticals	7.67
Real estate investment trust (REIT)	1.07
Real estate management & development	0.58
Semiconductors & semiconductor equipment	2.52
Specialty retail	2.31
Textiles, apparel & luxury goods	1.70
Tobacco	2.13
Trading companies & distributors	0.69
Wireless telecommunication services	1.83
Total common stocks	96.31%
Preferred stock	0.48%
Investment company
iShares MSCI EAFE Index Fund	0.98
Warrant	0.89
Short-term investment	1.01
Total investments	99.67%
Cash and other assets, less liabilities	0.33
Net assets	100.00%
____________________

1 Figures represent the direct investments of UBS SMA Relationship Trust — Series G Fund. Figures would be different if a breakdown of the underlying investment company was included.

SMA Relationship Trust — Series G — Portfolio of investments

September 30, 2012 (unaudited)

Security description	Shares	Value
Common stocks — 96.31%
Australia — 6.52%
Atlas Iron Ltd.*	290,827	$425,362
Australia & New Zealand
Banking Group Ltd.	29,183	749,220
BHP Billiton Ltd.	34,680	1,188,566
Commonwealth Bank of
Australia	18,045	1,043,907
Fortescue Metals Group Ltd.	78,722	284,988
Incitec Pivot Ltd.	314,906	973,423
National Australia Bank Ltd.	43,689	1,155,172
Treasury Wine Estates Ltd.	109,256	570,056
Westpac Banking Corp.	34,750	895,747
Total Australia common stocks		7,286,441
Belgium — 2.51%
Anheuser-Busch InBev NV	16,683	1,418,585
Telenet Group Holding NV	31,006	1,388,572
Total Belgium common stocks		2,807,157
Canada — 1.89%
Bombardier, Inc., Class B	197,500	741,303
Dollarama, Inc.	16,800	1,072,322
Teck Resources Ltd., Class B	10,200	300,989
Total Canada common stocks		2,114,614
China — 0.49%
Baidu, Inc. ADR*	4,700	549,054
Denmark — 2.66%
Novo Nordisk A/S, Class B	18,850	2,977,855
France — 3.28%
BNP Paribas SA	28,911	1,373,883
Technip SA	5,845	649,787
Total SA	22,958	1,138,784
Valeo SA	11,007	509,204
Total France common stocks		3,671,658
Germany — 10.28%
Allianz SE	3,516	418,343
BASF SE	12,037	1,015,484
Bayer AG	10,331	887,225
Bayerische Motoren Werke AG	7,169	524,285
Deutsche Bank AG	13,767	543,919
Dialog Semiconductor PLC*	74,850	1,458,180
Fresenius SE & Co KGaA	5,641	654,872
GEA Group AG	24,051	727,699
Gerresheimer AG*	39,508	2,064,806
Hugo Boss AG	6,017	529,652
Kabel Deutschland Holding AG*	29,037	2,071,299
Lanxess AG	7,184	595,728
Total Germany common stocks		11,491,492
Hong Kong — 1.69%
Cheung Kong Infrastructure
Holdings Ltd.	83,000	502,557
Shangri-La Asia Ltd.	380,000	737,060
Sun Hung Kai Properties Ltd.	44,000	644,618
Total Hong Kong common stocks		1,884,235
Indonesia — 0.20%
Astra International Tbk PT	295,000	228,109
Israel — 1.01%
Mellanox Technologies Ltd.*	11,100	1,126,983
Italy — 1.10%
Saipem SpA	25,604	1,229,563
Japan — 13.48%
Canon, Inc.	18,100	578,671
Cosmos Pharmaceutical Corp.	8,500	780,946
Credit Saison Co., Ltd.	45,400	1,097,768
Don Quijote Co., Ltd.	27,400	1,055,062
FANUC Corp.	13,400	2,160,073
Isuzu Motors Ltd.	186,000	898,539
Komatsu Ltd.	13,400	263,913
Mitsubishi Corp.	42,400	770,958
Mitsubishi UFJ Financial Group,
Inc.	159,900	749,915
Murata Manufacturing Co., Ltd.	14,200	756,035
Nissan Motor Co., Ltd.	158,000	1,346,361
NTT DOCOMO, Inc.	290	470,451
ORIX Corp.	20,420	2,051,420
Rakuten, Inc.	102,500	1,044,176
Seven & I Holdings Co., Ltd.	34,100	1,047,382
Total Japan common stocks		15,071,670
Macau — 1.13%
Sands China Ltd.	338,000	1,261,934
Netherlands — 4.31%
ASML Holding NV	4,387	234,464
Gemalto NV	24,738	2,175,996
ING Groep NV CVA*	164,618	1,300,774
Unilever NV CVA	31,345	1,108,905
Total Netherlands common stocks		4,820,139
Norway — 1.98%
Aker Solutions ASA	30,408	575,899
Subsea 7 SA	22,566	520,733
Yara International ASA	22,250	1,114,655
Total Norway common stocks		2,211,287
Singapore — 2.27%
Biosensors International Group
Ltd.*	850,000	845,013
Golden Agri-Resources Ltd.	568,000	305,476
Keppel Corp. Ltd.	149,000	1,384,126
Total Singapore common stocks		2,534,615
South Africa — 1.25%
Steinhoff International Holdings
Ltd.*	444,457	1,392,700
Spain — 3.59%
Banco Bilbao Vizcaya
Argentaria SA	59,152	464,669
Banco Santander SA	113,658	846,396
Inditex SA	13,363	1,659,342
Viscofan SA	22,798	1,043,544
Total Spain common stocks		4,013,951
Sweden — 4.55%
Meda AB, Class A	102,798	1,039,905
Skandinaviska Enskilda Banken
AB, Class A	147,408	1,234,235
Swedish Match AB	58,833	2,378,828
Trelleborg AB, Class B	10,716	120,475

SMA Relationship Trust — Series G — Portfolio of investments

September 30, 2012 (unaudited)

Security description	Shares	Value
Volvo AB, Class B	22,430	$314,487
Total Sweden common stocks		5,087,930
Switzerland — 7.18%
Compagnie Financiere
Richemont SA, Class A	17,864	1,071,270
Credit Suisse Group AG*	40,651	861,429
GAM Holding AG*	81,655	1,063,556
Nestle SA	42,155	2,657,939
Novartis AG	33,906	2,074,737
Swatch Group AG	4,364	303,230
Total Switzerland common stocks		8,032,161
Thailand — 0.82%
Home Product Center PCL	2,163,600	920,830
Turkey — 1.23%
Turk Hava Yollari*	655,449	1,371,255
United Kingdom — 22.89%
Afren PLC*	163,333	369,514
Aggreko PLC	33,744	1,260,349
Anglo American PLC	20,089	589,430
ASOS PLC*	35,015	1,242,233
BG Group PLC	131,199	2,648,252
Croda International PLC	27,594	1,080,551
Derwent London PLC	17,957	567,181
Diageo PLC	42,424	1,191,667
Great Portland Estates PLC	85,999	626,170
HSBC Holdings PLC	191,530	1,773,117
Jardine Lloyd Thompson Group
PLC	45,702	564,936
John Wood Group PLC	40,273	522,539
Petrofac Ltd.	44,820	1,154,386
Reckitt Benckiser Group PLC	15,666	901,854
Rio Tinto PLC	23,218	1,081,656
Royal Dutch Shell PLC, Class A	88,059	3,045,873
Shire PLC	54,654	1,600,951
Standard Chartered PLC	64,449	1,457,011
Telecity Group PLC	102,442	1,481,366
Tullow Oil PLC	22,149	489,997
Vodafone Group PLC	555,552	1,576,663
Weir Group PLC	12,487	356,500
Total United Kingdom common stocks		25,582,196
Total common stocks
(cost $107,136,658)		107,667,829
Preferred stock — 0.48%
Germany — 0.48%
Volkswagen AG, Preference shares
(cost $14)	2,958	539,577
Investment company — 0.98%
iShares MSCI EAFE Index Fund
(cost $1,095,085)	20,600	$1,091,800

	Number of warrants
Warrants — 0.89%
South Korea — 0.89%
Hyundai Mobis,
strike @ USD 0.00001,
expires 06/18/19*
(cost $1,233,451)	3,573	998,193

	Shares
Short-term investment — 1.01%
Investment company – 1.01%
UBS Cash Management Prime
Relationship Fund[1]
(cost $1,134,348)	1,134,348	1,134,348
Total investments — 99.67%
(cost $110,599,556)		111,431,747
Cash and other assets, less liabilities — 0.33%		366,755
Net assets — 100.00%		$111,798,502

SMA Relationship Trust — Series G — Portfolio of investments

September 30, 2012 (unaudited)

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$8,347,520
Gross unrealized depreciation	(7,515,329)
Net unrealized appreciation of investments	$832,191

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$107,667,829	$–	$–	$107,667,829
Preferred stock	–	539,577	–	539,577
Investment company	1,091,800	–	–	1,091,800
Warrants	–	998,193	–	998,193
Short-term investment	–	1,134,348	–	1,134,348
Total	$108,759,629	$2,672,118	$–	$111,431,747

Portfolio footnotes

* Non-income producing security.
1 The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 12/31/11	Purchases during the nine months ended 09/30/12	Sales during the nine months ended 09/30/12	Value 09/30/12	Net income earned from affiliate for the nine months ended 09/30/12
UBS Cash Management Prime Relationship Fund	$708,143	$48,299,514	$47,873,309	$1,134,348	$1,997

SMA Relationship Trust — Series M

Summary of municipal securities by state (unaudited)
As a percentage of net assets as of September 30, 2012
Long-term municipal bonds
California	11.28%
Florida	3.05
Georgia	8.73
Illinois	7.56
Indiana	1.18
Kentucky	1.21
Louisiana	1.87
Maryland	2.59
Massachusetts	14.02
Minnesota	3.36
Mississippi	1.97
New Jersey	3.10
New York	3.77
North Carolina	5.64
Oregon	1.22
South Carolina	6.19
Tennessee	2.78
Texas	6.03
Virginia	1.62
Washington	0.88
Wisconsin	8.59
Total long-term municipal bonds	96.64
Total short-term investments	3.19
Total investments	99.83
Cash and other assets, less liabilities	0.17
Net assets	100.00%

SMA Relationship Trust — Series M
Portfolio of investments — September 30, 2012 (unaudited)

Security description	Face amount	Value
Long-term municipal bonds — 96.64%
California— 11.28%
California State Department of Water Resources
Revenue Bonds,
Series AM,
5.000%, due 12/01/20	$2,000,000	$2,475,920
California State Public Works Board Revenue
Bonds,
Series A,
5.000%, due 04/01/21	1,500,000	1,809,135
Los Angeles County Metropolitan Transitional
Authority Sales Tax Revenue Bonds,
5.000%, due 07/01/19	1,100,000	1,325,456
State of California, GO,
5.000%, due 02/01/20	10,500,000	12,761,805
5.000%, due 09/01/21	2,755,000	3,396,199
		21,768,515
Florida— 3.05%
Tampa Health System Revenue Bonds,
Series A,
5.000%, due 11/15/25	5,000,000	5,876,600
Georgia— 8.73%
City of Atlanta GA Revenue Bonds,
Series B,
5.000%, due 01/01/20	3,500,000	4,285,470
Municipal Electric Authority of Georgia
Revenue Bonds,
Series A,
2.250%, due 11/01/18	1,750,000	1,830,273
5.000%, due 01/01/21	3,500,000	4,250,995
State of Georgia, GO,
Series I,
5.000%, due 11/01/21	5,000,000	6,475,400
		16,842,138
Illinois— 7.56%
State of Illinois, GO,
5.000%, due 03/01/18	6,000,000	6,940,020
5.000%, due 03/01/19	1,300,000	1,513,213
GO, AGM,
5.000%, due 08/01/20	1,000,000	1,170,130
5.000%, due 08/01/21	2,300,000	2,665,355
GO, AGM,
5.000%, due 01/01/21	2,000,000	2,292,760
		14,581,478
Indiana— 1.18%
Indiana Health & Educational Facilities
Financing Authority Hospital Revenue
Bonds,
Series B,
5.000%, due 02/15/17	2,000,000	2,272,680
Kentucky— 1.21%
Kentucky State Property & Building
Commission Revenue Bonds,
NATL-RE, FGIC,
5.000%, due 11/01/19	2,000,000	2,334,740
Louisiana— 1.87%
City of New Orleans LA, GO,
AGC-ICC, FGIC,
5.500%, due 12/01/21	3,010,000	3,615,010

SMA Relationship Trust — Series M
Portfolio of investments — September 30, 2012 (unaudited)

Security description	Face amount	Value
Maryland— 2.59%
State of Maryland, GO,
Series B,
5.000%, due 08/01/20	$4,000,000	$4,987,280
Massachusetts— 14.02%
Commonwealth of Massachusetts, GO,
Series B,
5.000%, due 08/01/19	3,675,000	4,593,051
Massachusetts Development Finance Agency
Revenue Bonds,
5.250%, due 10/15/29	2,350,000	2,919,029
Massachusetts Health & Educational Facilities
Authority Revenue Bonds,
Series A,
5.500%, due 11/15/36	9,210,000	11,204,794
Massachusetts Municipal Wholesale Electric Co.
Revenue Bonds,
5.000%, due 07/01/16	2,000,000	2,297,940
5.000%, due 07/01/19	2,500,000	2,969,275
Massachusetts State Water Pollution Abatement
Revenue Bonds,
Series A,
5.250%, due 08/01/19	2,395,000	3,066,175
		27,050,264
Minnesota— 3.36%
Minneapolis-St Paul Metropolitan Airports
Commission Revenue Bonds,
5.000%, due 01/01/19	3,300,000	3,956,865
State of Minnesota, GO,
Series E,
5.000%, due 08/01/19	2,000,000	2,516,960
		6,473,825
Mississippi— 1.97%
Mississippi Business Finance Corp., Miss Gulf
Opportunity Zone Industrial Revenue Bonds,
Series G,
0.190%, due 11/01/35[1]	3,800,000	3,800,000
New Jersey— 3.10%
New Jersey Educational Facilities Authority
Revenue Bonds,
Series B,
5.000%, due 07/01/34	5,000,000	5,986,250
New York— 3.77%
City of New York, GO,
Series G-1,
5.000%, due 04/01/26	1,000,000	1,217,500
Long Island Power Authority New York Electric
System Revenue Bonds,
Series B,
5.000%, due 09/01/26	1,000,000	1,199,050
New York City Transitional Finance Authority
Future Tax Secured Revenue Bonds,
Series A-1,
5.000%, due 11/01/21	2,000,000	2,534,460
Series E-1,
5.000%, due 02/01/37	2,000,000	2,318,400
		7,269,410

SMA Relationship Trust — Series M
Portfolio of investments — September 30, 2012 (unaudited)

Security description	Face amount	Value
North Carolina— 5.64%
North Carolina Eastern Municipal Power
Agency Power Systems Revenue Bonds,
Series A,
6.500%, due 01/01/18	$3,850,000	$4,837,487
Series D,
5.000%, due 01/01/23	5,000,000	6,052,200
		10,889,687
Oregon— 1.22%
Tri-County Metropolitan Transportation District
Revenue Bonds,
Series A,
5.000%, due 09/01/37	2,000,000	2,354,260
South Carolina— 6.19%
Piedmont Municipal Power Agency Revenue
Bonds,
Series A-3,
5.000%, due 01/01/18	5,080,000	5,964,428
Series A-4,
5.000%, due 01/01/20	5,000,000	5,975,000
		11,939,428
Tennessee— 2.78%
State of Tennessee, GO,
Series B,
5.000%, due 08/01/20	4,195,000	5,360,203
Texas— 6.03%
San Antonio Electric & Gas Revenue Bonds,
5.000%, due 02/01/19	2,875,000	3,165,547
5.000%, due 02/01/25	3,000,000	3,750,870
Texas State Transportation Commission
Revenue Bonds,
Series A,
5.000%, due 04/01/20	4,105,000	4,715,824
		11,632,241
Virginia— 1.62%
Virginia Public Building Authority Revenue
Bonds,
Series A,
5.000%, due 08/01/21	2,465,000	3,124,930
Washington— 0.88%
Washington State Health Care Facilities
Authority Revenue Bonds,
Series A,
5.000%, due 10/01/25	1,435,000	1,692,425
Wisconsin— 8.59%
State of Wisconsin Revenue Bonds, State
Appropriation,
Series A,
5.750%, due 05/01/29	2,000,000	2,427,920
5.750%, due 05/01/33	6,680,000	8,009,587
6.000%, due 05/01/36	5,000,000	6,141,500
		16,579,007
Total long-term municipal bonds
(cost — $174,648,136)		186,430,371

SMA Relationship Trust — Series M
Portfolio of investments — September 30, 2012 (unaudited)

Security description	Shares	Value
Short-term investment — 3.19%
Investment company — 3.19%
UBS Cash Management Prime Relationship
Fund[2]
(cost $6,156,467)	6,156,467	$6,156,467

Total investments — 99.83%
(cost $180,804,603)		192,586,838
Cash and other assets, less liabilities— 0.17%		330,569
Net assets — 100.00%		$192,917,407

SMA Relationship Trust — Series M
Portfolio of investments — September 30, 2012 (unaudited)

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$11,782,235
Gross unrealized depreciation	0
Net unrealized appreciation of investments	$11,782,235

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$–	$186,430,371	$–	$186,430,371
Short-term investment	–	6,156,467	–	6,156,467
Total	$–	$192,586,838	$–	$192,586,838

Portfolio footnotes
1 Variable or floating rate security — The interest rate shown is the current rate as of September 30, 2012 and changes periodically.
2 The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 12/31/11	Purchases during the nine months ended 09/30/12	Sales during the nine months ended 09/30/12	Value 09/30/12	Net income earned from affiliate for the nine months ended 09/30/12
UBS Cash Management Prime Relationship Fund	$2,897,849	$119,028,889	$115,770,271	$6,156,467	$12,224

UBS SMA Relationship Trust — Series S

Industry diversification (unaudited)[1]
As a percentage of net assets as of September 30, 2012
Common stocks
Aerospace & defense	3.42%
Air freight & logistics	1.12
Auto components	1.50
Beverages	0.75
Building products	1.31
Capital markets	3.88
Chemicals	2.37
Commercial banks	7.10
Commercial services & supplies	1.43
Communications equipment	3.04
Construction & engineering	1.02
Diversified consumer services	2.82
Electric utilities	1.89
Electrical equipment	1.09
Electronic equipment, instruments & components	0.89
Energy equipment & services	1.79
Health care equipment & supplies	10.91
Health care providers & services	2.49
Hotels, restaurants & leisure	4.90
Household products	1.46
Insurance	1.51
Internet & catalog retail	0.79
Internet software & services	1.78
Life sciences tools & services	2.91
Machinery	2.61
Media	2.51
Metals & mining	1.30
Oil, gas & consumable fuels	2.42
Personal products	0.37
Real estate investment trust (REIT)	7.47
Road & rail	0.65
Semiconductors & semiconductor equipment	1.10
Software	9.47
Textiles, apparel & luxury goods	2.34
Thrifts & mortgage finance	2.17
Trading companies & distributors	1.30
Total common stocks	95.88%
Investment company
iShares Russell 2000 Index Fund	1.97
Short-term investment	3.71
Total investments	101.56%
Liabilities, in excess of cash and other assets	(1.56)
Net assets	100.00%

1 Figures represent the direct investments of UBS SMA Relationship Trust - Series S Fund. Figures would be different if a breakdown of the underlying investment company was included.

UBS SMA Relationship Trust — Series S – Portfolio of investments
September 30, 2012 (unaudited)

Security description	Shares	Value
Common stocks– 95.88%
Aerospace & defense — 3.42%
BE Aerospace, Inc.*	23,500	$989,350
Esterline Technologies Corp.*	13,900	780,346
LMI Aerospace, Inc.*	26,900	549,836
		2,319,532
Air freight & logistics — 1.12%
Hub Group, Inc., Class A*	25,600	759,808
Auto components — 1.50%
Tenneco, Inc.*	36,300	1,016,400
Beverages — 0.75%
National Beverage Corp.*	33,400	506,344
Building products — 1.31%
AO Smith Corp.	15,500	891,870
Capital markets — 3.88%
Evercore Partners, Inc.,
Class A	32,600	880,200
Golub Capital BDC, Inc.	48,700	774,330
PennantPark Investment Corp.	92,100	977,181
		2,631,711
Chemicals — 2.37%
Cytec Industries, Inc.	14,000	917,280
HB Fuller Co.	22,500	690,300
		1,607,580
Commercial banks — 7.10%
Bank of Hawaii Corp.	13,600	620,432
Banner Corp.	23,500	636,850
BBCN Bancorp, Inc.*	85,725	1,080,992
City National Corp.	13,700	705,687
East West Bancorp, Inc.	46,900	990,528
Prosperity Bancshares, Inc.	18,300	779,946
		4,814,435
Commercial services & supplies — 1.43%
InnerWorkings, Inc.*	55,500	722,610
Performant Financial Corp.*	23,374	249,401
		972,011
Communications equipment — 3.04%
Aruba Networks, Inc.*	31,700	712,775
Finisar Corp.*	46,700	667,810
NETGEAR, Inc.*	17,900	682,706
		2,063,291
Construction & engineering — 1.02%
MasTec, Inc.*	35,200	693,440
Diversified consumer services — 2.82%
Coinstar, Inc.*	16,500	742,170
Regis Corp.	63,700	1,170,806
		1,912,976
Electric utilities — 1.89%
Portland General Electric Co.	18,200	492,128
UNS Energy Corp.	18,900	791,154
		1,283,282
Electrical equipment — 1.09%
Regal-Beloit Corp.	10,500	740,040
Electronic equipment, instruments & components — 0.89%
Badger Meter, Inc.	4,400	160,116
Rofin-Sinar Technologies,
Inc.*	22,500	443,925
		604,041
Energy equipment & services — 1.79%
C&J Energy Services, Inc.*	28,400	565,160
Dawson Geophysical Co.*	21,300	538,038
Dril-Quip, Inc.*	1,500	107,820
		1,211,018
Health care equipment & supplies — 10.90%
AtriCure, Inc.*	75,600	562,464
CONMED Corp.	22,200	632,700
Cooper Companies, Inc.	11,700	1,105,182
Given Imaging Ltd.*	33,120	482,558
Greatbatch, Inc.*	64,200	1,561,986
Hill-Rom Holdings, Inc.	22,300	648,038
ICU Medical, Inc.*	12,100	731,808
Integra LifeSciences Holdings
Corp.*	18,400	756,240
STERIS Corp.	25,800	915,126
		7,396,102
Health care providers & services — 2.49%
Patterson Cos., Inc.	21,600	739,584
PSS World Medical, Inc.*	41,800	952,204
		1,691,788
Hotels, restaurants & leisure — 4.91%
Caribou Coffee Co., Inc.*	72,700	998,171
Ignite Restaurant Group, Inc.*	60,000	836,400
Vail Resorts, Inc.	26,000	1,498,900
		3,333,471
Household products — 1.46%
Central Garden and Pet Co.,
Class A*	82,200	992,976
Insurance — 1.51%
Validus Holdings Ltd.	30,300	1,027,473
Internet & catalog retail — 0.79%
Kayak Software Corp.*	15,200	537,016
Internet software & services — 1.78%
Bazaarvoice, Inc.*	8,300	125,745
Demandware, Inc.*	6,600	209,550
ExactTarget, Inc.*	7,200	174,384
ValueClick, Inc.*	40,400	694,476
		1,204,155
Life sciences tools & services — 2.91%
Bio-Rad Laboratories, Inc.,
Class A*	14,100	1,504,752
Bruker Corp.*	35,900	469,931
		1,974,683
Machinery — 2.61%
CIRCOR International, Inc.	15,700	592,675
Kaydon Corp.	21,800	487,012
Nordson Corp.	11,800	691,716
		1,771,403
Media — 2.51%
Cinemark Holdings, Inc.	52,800	1,184,304
ReachLocal, Inc.*	41,300	517,902
		1,702,206
Metals & mining — 1.30%
Compass Minerals
International, Inc.	11,800	880,162
Oil, gas & consumable fuels — 2.42%
Berry Petroleum Co., Class A	21,800	885,734
Kodiak Oil & Gas Corp.*	81,000	758,160
		1,643,894
Personal products — 0.37%
Inter Parfums, Inc.	13,600	248,880
Real estate investment trust (REIT) — 7.47%
Campus Crest Communities,
Inc.	102,600	1,108,080
Hudson Pacific Properties, Inc.	63,500	1,174,750
LaSalle Hotel Properties	36,300	968,847
Mack-Cali Realty Corp.	34,200	909,720

UBS SMA Relationship Trust — Series S – Portfolio of investments
September 30, 2012 (unaudited)

Security description	Shares	Value
Summit Hotel Properties, Inc.	106,100	$906,094
		5,067,491
Road & rail — 0.65%
Knight Transportation, Inc.	30,600	437,580
Semiconductors & semiconductor equipment — 1.10%
ON Semiconductor Corp.*	120,800	745,336
Software — 9.47%
Cadence Design Systems, Inc.*	66,200	851,663
Exa Corp.*	61,800	670,530
Guidewire Software, Inc.*	17,100	530,955
Infoblox, Inc.*	10,600	246,450
Proofpoint, Inc.*	14,300	212,355
Qualys, Inc.*	64,300	923,348
RealPage, Inc.*	18,500	418,100
Solera Holdings, Inc.	15,300	671,211
Splunk, Inc.*	8,100	297,432
SS&C Technologies Holdings,
Inc.*	36,700	925,206
Tangoe, Inc.*	51,428	675,250
		6,422,500
Textiles, apparel & luxury goods — 2.34%
Iconix Brand Group, Inc.*	48,700	888,288
Movado Group, Inc.	20,700	698,004
		1,586,292
Thrifts & mortgage finance — 2.17%
Brookline Bancorp, Inc.	94,900	837,018
EverBank Financial Corp.	45,900	632,043
		1,469,061
Trading companies & distributors — 1.30%
Watsco, Inc.	11,600	879,164
Total common stocks
(cost $61,274,686)		65,039,412
Investment company — 1.97%
iShares Russell 2000 Index Fund
(cost $1,369,280)	16,000	1,335,360

Short-term investment — 3.71%
Investment company – 3.71%
UBS Cash Management Prime
Relationship Fund [1]
(cost $2,518,230)	2,518,230	2,518,230
Total investments — 101.56%
(cost $65,162,196)		68,893,002
Liabilities, in excess of cash and
other assets — (1.56)%		(1,059,298)
Net assets — 100.00%		$67,833,704

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$5,957,142
Gross unrealized depreciation	(2,226,336)
Net unrealized appreciation of investments	$3,730,806

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS SMA Relationship Trust — Series S – Portfolio of investments
September 30, 2012 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$65,039,412	$–	$–	$65,039,412
Investment company	1,335,360	–	–	1,335,360
Short-term investment	–	2,518,230	–	2,518,230
Total	$66,374,772	$2,518,230	$–	$68,893,002

Portfolio footnotes

* Non-income producing security.
1 The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 12/31/11	Purchases during the nine months ended 09/30/12	Sales during the nine months ended 09/30/12	Value 09/30/12	Net income earned from affiliate for the nine months ended 09/30/12
UBS Cash Management Prime Relationship Fund	$1,173,605	$15,519,215	$14,174,590	$2,518,230	$1,821

SMA Relationship Trust — Series T
Portfolio of investments — September 30, 2012

Industry diversification (unaudited)[1]
As a percentage of net assets as of September 30, 2012
Bonds
Corporate bonds
Beverages	0.41%
Building products	0.25
Capital markets	1.59
Commercial banks	2.19
Commercial services & supplies	0.18
Computers & peripherals	0.15
Consumer finance	1.64
Diversified financial services	3.59
Diversified telecommunication services	1.14
Electric utilities	0.88
Energy equipment & services	0.55
Food & staples retailing	0.22
Food products	0.64
Household durables	0.12
Independent power producers & energy traders	0.16
Insurance	1.75
Leisure equipment & products	0.12
Machinery	0.26
Media	1.47
Metals & mining	0.67
Multiline retail	0.08
Multi-utilities	0.55
Oil, gas & consumable fuels	5.43
Pharmaceuticals	0.44
Real estate investment trust (REIT)	0.07
Road & rail	0.86
Tobacco	0.80
Wireless telecommunication services	0.81
Total corporate bonds	27.02%

Asset-backed security	0.17
Commercial mortgage-backed securities	7.14
Mortgage & agency debt securities	48.72
Municipal bonds	1.58
US government obligations	10.26
Total bonds	94.89%

Investment companies
UBS Credit Bond Relationship Fund	3.23
UBS High Yield Relationship Fund	0.94
Total investment companies	4.17%

Short-term investment	18.72
Options purchased	0.10
Total investments	117.88%

Liabilities, in excess of cash and other assets	(17.88)
Net assets	100.00%

1 Figures represent the direct investments of SMA Relationship Trust - Series T. Figures would be different if a breakdown of the underlying affiliated investment company and derivatives exposure was included.

SMA Relationship Trust — Series T
Portfolio of investments — September 30, 2012 (unaudited)

Security description	Face amount	Value
Bonds — 94.89%
Corporate bonds — 27.02%
Australia — 0.40%
Westpac Banking Corp.,
2.000%, due 08/14/17	$400,000	$404,789
Brazil — 0.65%
Petrobras International Finance Co.,
2.875%, due 02/06/15	345,000	354,600
5.375%, due 01/27/21	275,000	308,941
Total Brazil corporate bonds		663,541
Canada — 0.27%
Petro-Canada,
6.800%, due 05/15/38	150,000	204,518
Teck Resources Ltd.,
6.250%, due 07/15/41	70,000	76,184
Total Canada corporate bonds		280,702
Cayman Islands — 0.89%
Transocean, Inc.,
3.800%, due 10/15/22	200,000	201,035
6.800%, due 03/15/38	190,000	228,474
Vale Overseas Ltd.,
4.375%, due 01/11/22	375,000	394,185
6.875%, due 11/21/36	75,000	86,841
Total Cayman Islands corporate bonds		910,535
Curacao — 0.43%
Teva Pharmaceutical Finance Co. BV,
2.400%, due 11/10/16	240,000	252,158
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	175,000	189,702
Total Curacao corporate bonds		441,860
Mexico — 1.25%
America Movil SAB de CV,
3.125%, due 07/16/22	280,000	288,535
5.000%, due 03/30/20	265,000	310,262
Petroleos Mexicanos,
4.875%, due 01/24/22	600,000	678,000
Total Mexico corporate bonds		1,276,797
Norway — 0.31%
Eksportfinans ASA,
3.000%, due 11/17/14	325,000	319,313
South Africa — 0.14%
AngloGold Ashanti Holdings PLC,
5.375%, due 04/15/20	140,000	147,000
United Kingdom — 1.05%
Barclays Bank PLC,
5.140%, due 10/14/20	20,000	20,407
HSBC Holdings PLC,
4.000%, due 03/30/22	500,000	536,458
Lloyds TSB Bank PLC,
5.800%, due 01/13/20[1]	450,000	519,705
Total United Kingdom corporate bonds		1,076,570
United States — 21.63%
Altria Group, Inc.,
9.950%, due 11/10/38	125,000	210,170
American International Group, Inc.,
3.000%, due 03/20/15	205,000	212,272
4.250%, due 09/15/14	175,000	184,803
Anadarko Petroleum Corp.,
5.950%, due 09/15/16	310,000	359,196
6.450%, due 09/15/36	260,000	322,125
Anheuser-Busch InBev Worldwide, Inc.,
2.500%, due 07/15/22	140,000	141,983
8.200%, due 01/15/39	165,000	275,659
Apache Corp.,
5.250%, due 02/01/42	230,000	282,290
AT&T, Inc.,
1.600%, due 02/15/17	295,000	302,645
6.500%, due 09/01/37	260,000	346,141
Bank of America Corp.,
5.625%, due 07/01/20	175,000	199,554
Berkshire Hathaway Finance Corp.,
3.000%, due 05/15/22	80,000	82,934
Burlington Northern Santa Fe LLC,
6.150%, due 05/01/37	75,000	97,750
Capital One Financial Corp.,
2.150%, due 03/23/15	145,000	148,674
Caterpillar Financial Services Corp.,
2.850%, due 06/01/22	350,000	361,454
Cellco Partnership,
8.500%, due 11/15/18	165,000	231,177
Citigroup, Inc.,
4.500%, due 01/14/22	75,000	82,349
5.375%, due 08/09/20	90,000	104,051
5.500%, due 02/15/17	305,000	337,795
6.125%, due 05/15/18	374,000	442,748
8.500%, due 05/22/19	160,000	211,601
Comcast Corp.,
6.300%, due 11/15/17	200,000	246,420
6.950%, due 08/15/37	115,000	156,556
ConocoPhillips,
6.500%, due 02/01/39	110,000	158,292
CVS Caremark Corp.,
6.125%, due 09/15/39	170,000	221,636
Deere & Co.,
2.600%, due 06/08/22	255,000	261,736
Dell, Inc.,
5.400%, due 09/10/40	140,000	152,025
DirecTV Holdings LLC,
6.000%, due 08/15/40	275,000	306,470
Discover Bank,
8.700%, due 11/18/19	350,000	451,915
Dolphin Subsidiary II, Inc.,
7.250%, due 10/15/21[1]	190,000	216,600
El Paso Pipeline Partners Operating Co LLC,
5.000%, due 10/01/21	230,000	253,311
Energy Transfer Partners LP,
5.200%, due 02/01/22	240,000	266,233
6.500%, due 02/01/42	200,000	230,786
7.500%, due 07/01/38	50,000	59,275
9.000%, due 04/15/19	310,000	399,637
ERP Operating LP, REIT,
4.750%, due 07/15/20	65,000	74,344
Fidelity National Financial, Inc.,
5.500%, due 09/01/22	210,000	225,122
FMC Technologies, Inc.,
3.450%, due 10/01/22	135,000	137,049
Ford Motor Credit Co. LLC,
4.250%, due 09/20/22	1,150,000	1,178,473
General Electric Capital Corp.,
4.650%, due 10/17/21	225,000	252,174
Series A, 6.750%, due 03/15/32	265,000	339,471

SMA Relationship Trust — Series T
Portfolio of investments — September 30, 2012 (unaudited)

Security description	Face amount	Value
Goldman Sachs Group, Inc.,
6.150%, due 04/01/18	$380,000	$443,528
Hartford Financial Services Group, Inc.,
6.625%, due 04/15/42	75,000	90,700
Hasbro, Inc.,
6.350%, due 03/15/40	105,000	124,869
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	160,000	186,400
JPMorgan Chase & Co.,
3.150%, due 07/05/16	480,000	507,691
3.250%, due 09/23/22	170,000	172,362
5.400%, due 01/06/42	180,000	209,249
Kinder Morgan Energy Partners LP,
3.950%, due 09/01/22	265,000	284,668
6.500%, due 09/01/39	155,000	187,450
Kraft Foods Group, Inc.,
5.000%, due 06/04/42[1]	325,000	362,563
Marathon Oil Corp.,
6.600%, due 10/01/37	65,000	86,717
MBNA Corp.,
6.125%, due 03/01/13	495,000	505,843
Merrill Lynch & Co., Inc.,
Series C, 5.000%, due 01/15/15	325,000	349,078
MetLife, Inc.,
6.400%, due 12/15/36	350,000	367,178
MidAmerican Energy Holding Co.,
5.950%, due 05/15/37	250,000	313,317
Morgan Stanley,
Series F, 6.625%, due 04/01/18	730,000	838,726
News America, Inc.,
6.200%, due 12/15/34	85,000	102,369
Norfolk Southern Corp.,
3.250%, due 12/01/21	250,000	262,912
Oncor Electric Delivery Co. LLC,
6.800%, due 09/01/18	185,000	228,319
Owens Corning,
6.500%, due 12/01/16	225,000	252,656
Pacific Life Insurance Co.,
9.250%, due 06/15/39[1]	100,000	132,480
Penske Truck Leasing Co. LP,
3.375%, due 03/15/18[1]	515,000	515,333
Petrohawk Energy Corp.,
7.250%, due 08/15/18	550,000	624,846
Philip Morris International, Inc.,
2.900%, due 11/15/21	395,000	411,507
Phillips 66,
4.300%, due 04/01/22[1]	100,000	109,486
PPL Energy Supply LLC,
4.600%, due 12/15/21	150,000	161,202
Prudential Financial, Inc.,
6.625%, due 12/01/37	190,000	236,573
7.375%, due 06/15/19	200,000	252,920
Reynolds American, Inc.,
7.625%, due 06/01/16	160,000	192,797
Sempra Energy,
9.800%, due 02/15/19	175,000	246,759
Southern California Edison Co.,
4.050%, due 03/15/42	145,000	153,624
Southwestern Electric Power Co.,
3.550%, due 02/15/22	290,000	303,247
SunTrust Banks, Inc.,
3.600%, due 04/15/16	295,000	315,168
Target Corp.,
7.000%, due 01/15/38	55,000	80,679
Time Warner Cable, Inc.,
6.550%, due 05/01/37	150,000	188,497
6.750%, due 07/01/18	325,000	408,731
Time Warner, Inc.,
6.100%, due 07/15/40	85,000	105,403
Tupperware Brands Corp.,
4.750%, due 06/01/21	120,000	128,003
Valero Energy Corp.,
6.625%, due 06/15/37	320,000	386,229
Verizon Communications, Inc.,
6.100%, due 04/15/18	410,000	512,454
WM Wrigley Jr. Co.,
3.700%, due 06/30/14[1]	285,000	293,940
Total United States corporate bonds		22,161,369

Total corporate bonds
(cost $26,404,600)		27,682,476
Asset-backed security — 0.17%
United States — 0.17%
Delta Air Lines Pass Through Trust,
Series 2007-1,
6.821%, due 08/10/22
(cost $166,204)	159,681	176,448
Commercial mortgage-backed
securities — 7.14%
United States — 7.14%
Banc of America Commercial Mortgage,
Inc.,
Series 2007-4, Class AM,
5.987%, due 02/10/51[2]	675,000	717,528
Bear Stearns Commercial Mortgage
Securities,
Series 2006-PW14, Class AM,
5.243%, due 12/11/38	210,000	230,866
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B,
6.204%, due 12/10/49[2]	560,000	662,681
FDIC Structured Sale Guaranteed Notes,
Series 2010-C1, Class A,
2.980%, due 12/06/20[1]	885,882	931,034
GS Mortgage Securities Corp. II,
Series 2006-RR2, Class H,
5.741%, due 06/23/46[1,2]	3,991,000	0
JP Morgan Chase Commercial Mortgage
Securities Corp.,
Series 2006-LDP8, Class AJ,
5.480%, due 05/15/45	500,000	472,714
Series 2007-LD11, Class A4,
6.003%, due 06/15/49[2]	1,050,000	1,215,350
Series 2006-LDP7, Class AJ,
6.061%, due 04/15/45[2]	825,000	767,346
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.983%, due 08/12/45[1,2]	980,000	1,061,062
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C34, Class AM,
5.818%, due 05/15/46[2]	525,000	580,278

SMA Relationship Trust — Series T
Portfolio of investments — September 30, 2012 (unaudited)

Security description	Face amount	Value
Series 2007-C33, Class A4,
6.122%, due 02/15/51[2]	$575,000	$677,793

Total commercial mortgage-backed securities
(cost $9,889,093)		7,316,652
Mortgage & agency debt securities —
48.72%
United Kingdom — 3.21%
Arkle Master Issuer PLC,
Series 2012-1A, Class 2A1,
2.135%, due 05/17/60[1,2]	630,000	652,550
Fosse Master Issuer PLC,
Series 2012-1A, Class 2A2,
1.855%, due 10/18/54[1,2]	550,000	563,862
Series 2011-1A, Class A2,
1.855%, due 10/18/54[1,2]	592,728	601,661
Holmes Master Issuer PLC,
Series 2010-1A, Class A2,
1.855%, due 10/15/54[1,2]	300,000	302,800
Series 2012-1A, Class A2,
2.105%, due 10/15/54[1,2]	775,000	796,447
Silverstone Master Issuer PLC,
Series 2012-1A, Class 1A,
2.003%, due 01/21/55[1,2]	350,000	360,537
Total United Kingdom mortgage & agency
debt securities		3,277,857
United States — 45.51%
Banc of America Funding Corp.,
Series 2006-I, Class SB2,
2.903%, due 12/20/36[2]	776,318	15,061
Credit Suisse Mortgage Capital Certificates,
Series 2006-4, Class CB1,
4.632%, due 05/25/36[2]	294,094	3
Federal Home Loan Mortgage Corp. Gold
Pools,[3]
3.000%, TBA	4,275,000	4,494,762
3.500%, TBA	1,550,000	1,661,891
#A96140, 4.000%, due 01/01/41	630,868	678,866
#G04913, 5.000%, due 03/01/38	407,221	442,480
#G05132, 5.000%, due 12/01/38	967,969	1,049,512
#G02922, 5.500%, due 04/01/37	315,928	353,868
#G06381, 5.500%, due 08/01/40	1,313,968	1,440,555
#C56030, 6.000%, due 03/01/31	5,875	6,584
#G06019, 6.000%, due 10/01/36	367,707	408,015
#C55783, 6.500%, due 01/01/29	94,883	108,380
#G00194, 7.500%, due 02/01/24	145,705	172,413
#C00410, 8.000%, due 07/01/25	46,327	56,081
#C37436, 8.000%, due 01/01/30	19,033	23,534
Federal National Mortgage Association
Pools,[3]
#AK7377, 3.000%, due 03/01/27	287,781	307,348
#AP7537, 3.000%, due 09/01/27	1,000,000	1,070,491
3.500%, TBA	2,650,000	2,842,125
3.500%, TBA	2,650,000	2,835,086
#AH1560, 4.000%, due 01/01/41	491,162	529,851
#AH3347, 4.000%, due 01/01/41	769,454	830,066
#AB2331, 4.000%, due 02/01/41	576,310	621,887
#AE9202, 4.000%, due 09/01/41	1,079,098	1,164,438
4.000%, TBA	3,200,000	3,447,500
#889657, 4.500%, due 09/01/37	873,642	950,134
#AB1475, 4.500%, due 09/01/40	1,299,366	1,410,900
#AI6578, 4.500%, due 07/01/41	1,758,596	1,912,846
#AJ1415, 4.500%, due 09/01/41	899,494	978,391
#975213, 5.000%, due 03/01/38	130,879	142,792
#890209, 5.000%, due 05/01/40	33,419	36,461
#AD9114, 5.000%, due 07/01/40	1,319,172	1,459,864
#AJ1422, 5.000%, due 09/01/41	1,017,788	1,116,795
#244450, 5.500%, due 11/01/23	37,801	41,371
#555591, 5.500%, due 07/01/33	724,563	804,079
#708631, 6.000%, due 06/01/33	38,598	43,746
#901999, 6.000%, due 11/01/36	320,156	354,351
#918098, 6.000%, due 05/01/37	745,793	825,450
#AE0405, 6.000%, due 08/01/37	455,875	509,256
#990686, 6.000%, due 09/01/38	128,082	141,482
#872912, 6.500%, due 06/01/36	816,201	929,467
#675469, 7.000%, due 04/01/18	26,071	27,181
#253824, 7.000%, due 03/01/31	19,450	23,030
Federal National Mortgage Association Pools
Re-REMIC,[3]
Series 2005-29, Class KA,
4.500%, due 02/25/35	349,739	366,439
First Horizon Asset Securities, Inc.,
Series 2004-FL1, Class 1A1,
0.487%, due 02/25/35[2]	242,907	235,026
GMAC Mortgage Corp. Loan Trust,
Series 1982, Class 7,
11.625%, due 10/01/12[4,5]	245	245
Government National Mortgage Association
Pools,
3.000%, TBA	1,075,000	1,151,090
#738970, 3.500%, due 11/15/26	528,314	570,792
#G2 5256, 3.500%, due 12/20/26	1,016,347	1,094,592
#G2 AB2784, 3.500%, due 08/20/42	2,294,962	2,523,843
#G2 5107, 4.000%, due 07/20/26	813,836	875,892
#G2 779424, 4.000%, due 06/20/42	595,768	664,255
#AA8267, 4.000%, due 07/15/42	473,137	528,319
#AA0785, 4.000%, due 08/15/42	199,576	222,853
4.000%, TBA	1,500,000	1,650,469
#G2 2687, 6.000%, due 12/20/28	26,988	30,686
#495814, 6.000%, due 01/15/29	26,193	29,757
#G2 508540, 6.000%, due 02/20/34	331,383	375,599
#486873, 6.500%, due 01/15/29	11,548	13,612
#338523, 8.000%, due 12/15/22	2,250	2,681
#780339, 8.000%, due 12/15/23	20,730	24,728
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-F1, Class M1,
6.000%, due 04/25/36	207,294	21
Total United States mortgage & agency debt
securities		46,629,292

Total mortgage & agency debt securities
(cost $49,850,954)		49,907,149
Municipal bonds — 1.58%
Chicago Transit Authority
Series 2008-A, 6.899%, due 12/01/40	120,000	145,592
Illinois State Taxable Pension
Series 2003, 5.100%, due 06/01/33	250,000	242,538
Los Angeles Unified School District
Series 2010, 6.758%, due 07/01/34	350,000	466,273
State of California, GO Bonds
Series 2009, 7.300%, due 10/01/39	210,000	279,615
7.550%, due 04/01/39	95,000	129,666
		409,281

SMA Relationship Trust — Series T
Portfolio of investments — September 30, 2012 (unaudited)

Security description	Face amount	Value
State of Illinois, GO Bonds
5.877%, due 03/01/19	$315,000	$356,514

Total municipal bonds
(cost $1,397,904)		1,620,198
US government obligations — 10.26%
US Treasury Bonds,
2.750%, due 08/15/42	125,000	122,930
3.000%, due 05/15/42	3,975,000	4,121,578
3.125%, due 11/15/41	915,000	974,760
US Treasury Notes,
0.625%, due 08/31/17	2,625,000	2,626,641
0.625%, due 09/30/17	225,000	224,965
1.625%, due 08/15/22	2,445,000	2,442,325

Total US government obligations
(cost $10,436,392)		10,513,199
Total bonds
(cost $98,145,147)		97,216,122

	Shares
Investment companies – 4.17%
UBS Credit Bond Relationship Fund*6	199,077	3,310,371
UBS High Yield Relationship Fund*6	31,889	964,147
Total investment companies
(cost $3,390,173)		4,274,518

Short-term investment — 18.72%
Investment company — 18.72%
UBS Cash Management Prime Relationship
Fund[6]
(cost $19,181,536)	19,181,536	19,181,536

	Number of contracts
Options Purchased* – 0.10%
Call options – 0.04%
30 Year US Treasury Bonds,
strike @ USD 151.00,
expires November 2012	47	42,594

Put options – 0.06%
30 Year US Treasury Bonds,
strike @ USD 145.00,
expires December 2012	35	33,359
Euro-Schatz,
strike @ EUR 110.70,
expires December 2012	141	21,743
		55,102
Total options purchased
(cost $182,987)		97,696
Total investments— 117.88%
(cost $120,899,843)		120,769,872
Liabilities, in excess of cash and other
assets— (17.88%)		(18,321,511)
Net assets — 100.00%		$102,448,361

SMA Relationship Trust — Series T
Portfolio of investments — September 30, 2012 (unaudited)

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$3,912,167
Gross unrealized depreciation	(4,042,138)
Net unrealized depreciation of investments	$(129,971)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty		Contracts to deliver	In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	EUR	970,000	USD	1,256,716	12/11/12	$9,271
BB	USD	1,538,665	EUR	1,205,000	12/11/12	10,996
JPMCB	AUD	1,475,000	USD	1,525,647	12/11/12	5,003
JPMCB	EUR	2,405,000	USD	3,034,533	12/11/12	(58,357)
JPMCB	JPY	120,300,000	USD	1,535,144	12/11/12	(7,395)
JPMCB	USD	1,546,473	JPY	120,300,000	12/11/12	(3,935)
Net unrealized depreciation on forward foreign currency contracts						$(44,417)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation
US Treasury futures buy contracts:
2 Year US Treasury Notes, 57 contracts (USD)	December 2012	$12,563,054	$12,570,281	$7,227
5 Year US Treasury Notes, 119 contracts (USD)	December 2012	14,822,159	14,831,305	9,146
10 Year US Treasury Notes, 29 contracts (USD)	December 2012	3,837,688	3,871,047	33,359
Net unrealized appreciation on futures contracts				$49,732

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[7]	Payments received by the Fund[7]	Upfront payments made	Value	Unrealized depreciation
BB	USD	14,390,000	09/30/14	0.448%	3 month LIBOR	$-	$(21,835)	$(21,835)
CSI	USD	15,870,000	02/28/17	0.711	3 month LIBOR	-	(22,437)	(22,437)
						$-	$(44,272)	$(44,272)

Credit default swaps on credit indices — buy protection8

Counterparty	Referenced Index[9]	Notional amount		Termination date	Payments made by the Fund[7]	Upfront payments received	Value	Unrealized appreciation
JPMCB	CDX.NA.IG.Series 18 Index	USD	3,150,000	06/20/17	1.000%	$22,097	$(15,121)	$6,976

Credit default swaps on credit indices — sell protection 10

Counterparty	Referenced Index[9]	Notional amount		Termination date	Payments received by the Fund[7]	Upfront payments received	Value	Unrealized appreciation	Credit spread[11]
CITI	MCDX.NA.Series 18 Index	USD	3,150,000	06/20/17	1.000%	$72,077	$(71,971)	$106	1.565%

Credit default swaps on corporate issues — buy protection8

Counterparty	Referenced Obligation[9]	Notional amount (000)		Termination date	Payments made by the Fund[7]	Upfront payments made	Value	Unrealized depreciation
MSCI	Deutsche Bank AG, 5.125%, due 8/31/2017	EUR	310	06/20/17	1.000%	$(15,562)	$8,930	$(6,632)

Options written

	Expiration date	Premiums received	Value
Call options
30 Year US Treasury Bonds, 35 contracts, strike @ USD 154.00	December 2012	$38,222	$(26,250)
Euro-Schatz, 141 contracts, strike @ EUR 110.80	December 2012	29,930	(17,213)
Put options
30 Year US Treasury Bonds, 35 contracts, strike @ USD 139.00	December 2012	34,939	(8,203)
Euro-Schatz, 141 contracts, strike @ EUR 110.20	December 2012	3,363	(3,624)
Total options written		$106,454	$(55,290)

Written option activity for the period ended September 30, 2012 was as follows:

	Number of contracts	Premiums
Options outstanding at December 31, 2011	-	-
Options written	1,659	235,226
Options terminated in closing purchase transactions	(637)	(86,515)
Options expired prior to exercise	(670)	(42,257)
Options outstanding at September 30, 2012	352	106,454

SMA Relationship Trust — Series T
Portfolio of investments — September 30, 2012 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$–	$27,682,476	$–	$27,682,476
Asset-backed security	–	176,448	–	176,448
Commercial mortgage-backed securities	–	7,316,652	0	7,316,652
Mortgage & agency debt securities	–	49,906,904	245	49,907,149
Municipal bonds	–	1,620,198	–	1,620,198
US government obligations	–	10,513,199	–	10,513,199
Investment companies	–	4,274,518	–	4,274,518
Short-term investment	–	19,181,536	–	19,181,536
Options purchased	97,696	–	–	97,696
Forward foreign currency contracts, net	–	(44,417)	–	(44,417)
Futures contracts, net	49,732	–	–	49,732
Swap agreements, net	–	(122,434)	–	(122,434)
Options written	(55,290)	–	–	(55,290)
Total	$92,138	$120,505,080	$245	$120,597,463

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Commercial	Mortgage &
	mortgage-backed	agency debt
	securities	securities	Total
Assets
Beginning balance	$-	$787	$787
Purchases	-	-	-
Issuances	-	-	-
Sales	-	(542)	(542)
Settlements	-	-	-
Accrued discounts (premiums)	-	-	-
Total realized loss	-	26	26
Change in net unrealized appreciation/depreciation	-	(26)	(26)
Net transfers into Level 3[12]	0	-	0
Net transfers out of Level 3	-	-	-
Ending balance	$0	$245	$245

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at September 30, 2012 was $(26).

Portfolio footnotes
*	Non-income producing security.
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $7,606,460 or 7.42% of net assets.
[2]	Variable or floating rate security — The interest rate shown is the current rate as of September 30, 2012 and changes periodically.
[3]	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[4]	Security is illiquid. At September 30, 2012, the value of this security amounted to $245 or 0.00% of net assets.
[5]	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2012, the value of this security amounted to $245 or 0.00% of net assets.
[6]	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 12/31/11	Purchases during the nine months ended 09/30/12	Sales during the nine months ended 09/30/12	Net realized gain during the nine months ended 09/30/12	Change in net unrealized appreciation/ (depreciation) during the nine months ended 09/30/12	Value 09/30/12	Net income earned from affiliate for the nine months ended 09/30/12
UBS Cash Management Prime Relationship Fund	$5,591,827	$67,445,185	$53,855,476	$-	$-	$19,181,536	$17,183
UBS Credit Bond Relationship Fund	3,035,465	-	-	-	274,906	3,310,371	-
UBS High Yield Relationship Fund	467,489	2,000,000	1,600,000	81,474	15,184	964,147	-
	$9,094,781	$69,445,185	$55,455,476	$81,474	$290,090	$23,456,054	$17,183

[7]	Payments made or received are based on the notional amount.
[8]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[9]	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
[10]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[11]	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.
[12]	Transfers into Level 3 represent the value at the end of the period. At September 30, 2012 a Security was transferred from Level 2 to Level 3 as the valuation is based primarily on unobservable inputs.

Portfolio acronyms
ADR	American depositary receipt
AGC-ICC	Agency Insured Custody Certificate
AGM	Assured Guaranty Municipal
GMAC	General Motors Acceptance Corp.
FDIC	Federal Deposit Insurance Corp.
CVA	Dutch certification—depository certificate
FGIC	Financial Guaranty Insurance Co.
GS	Goldman Sachs
GO	General Obligation
LIBOR	London Interbank Offered Rate
NATL-RE	National Public Finance Guarantee Corp.
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
REIT	Real estate investment trust
TBA

(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

Counterparty abbreviation

BB	Barclays Bank PLC
CITI	Citibank NA
GSI	Goldman Sachs International
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC

Currency abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	Great Britain Pound
HUF	Hungarian Forint
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Valuation of investments: Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable securities or instruments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”).

Certain securities or instruments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s securities or instruments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these securities or instruments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities or instruments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If a security or instrument is valued at “fair value,” that value is likely to be different from the last quoted market price for the security or instrument. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board (or a committee designated by it) determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian. Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board (or a committee designated by it).

The Board has delegated to the UBS Global Asset Management Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board at each quarterly meeting regarding any securities or instruments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of securities or instruments for which such fair value pricing may be necessary include, but are not limited to: foreign securities and instruments under some circumstances, as discussed below, securities of an issuer that has entered into a restructuring; securities or instruments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio securities and other instruments may also result from low trading volume in foreign markets or thinly traded domestic securities or instruments, and when a security is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Valuing securities and other instruments at fair value involves greater reliance on judgment than valuing securities and other instruments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

In May 2011, FASB issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards (“IFRS”) (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new disclosures have been implemented for annual and interim periods beginning after December 15, 2011. At September 30, 2012, there were no transfers between Level 1 and Level 2 for the Funds.

In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the Funds’ financial statement disclosures.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated June 30, 2012.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SMA Relationship Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer and Principal Accounting Officer

Date:	November 29, 2012